6. Intangible Assets: Patents: Schedule of Expected Amortization Expense (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Expected Amortization Expense
Year Ending December 31,
2013	$134,219
2014	134,219
2015	134,219
2016	127,057
2017	38,787
$568,501